Schedule of Investments (unaudited)
September 30, 2024
BlackRock High Yield Municipal Fund
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds
Alabama — 5.3%
Black Belt Energy Gas District, RB(a)
Series A, 5.25%, 01/01/54	$4,770	$ 5,195,999
Series A, 5.25%, 05/01/55	2,180	2,404,126
Series C-1, 5.25%, 02/01/53	13,790	14,846,365
Series F, 5.50%, 11/01/53	1,825	1,958,134
Black Belt Energy Gas District, Refunding RB, 4.00%, 06/01/51(a)	8,585	8,866,464
Chelsea Park Cooperative District, SAB, 5.00%, 05/01/48	920	902,543
County of Jefferson Alabama Sewer Revenue, Refunding RB, 5.25%, 10/01/49	2,230	2,425,054
Energy Southeast A Cooperative District, RB, Series B, 5.25%, 07/01/54(a)	2,065	2,284,154
Hoover Industrial Development Board, RB, AMT, Sustainability Bonds, 6.38%, 11/01/50(a)	5,620	6,324,380
MidCity Improvement District, SAB
4.25%, 11/01/32	350	331,859
4.50%, 11/01/42	745	661,558
4.75%, 11/01/49	795	698,246
Mobile County Industrial Development Authority, RB, Series A, AMT, 5.00%, 06/01/54	11,890	12,335,544
Southeast Alabama Gas Supply District, Refunding RB, Series A, 5.00%, 08/01/54(a)	5,000	5,451,300
Southeast Energy Authority A Cooperative District, RB, Series B-1, 5.00%, 05/01/53(a)	20,435	21,582,510
Sumter County Industrial Development Authority, RB, AMT, Sustainability Bonds, 6.00%, 07/15/52(a)	203	103,575
Tuscaloosa County Industrial Development Authority, Refunding RB, Series A, 5.25%, 05/01/44(b)	1,110	1,132,028
		87,503,839
Arizona — 2.4%
Arizona Industrial Development Authority, RB
7.10%, 01/01/55(b)	4,495	4,642,513
Series A, 5.00%, 12/15/39(b)	150	151,303
Series A, 5.00%, 07/01/49(b)	1,440	1,391,162
Series A, 5.00%, 07/15/49	675	678,435
Series A, 5.00%, 07/01/54(b)	1,110	1,063,420
Series B, 5.13%, 07/01/47(b)	420	422,979
Series B, 5.25%, 07/01/51(b)	570	575,190
Sustainability Bonds, 5.00%, 07/01/45(b)	1,135	1,111,115
Sustainability Bonds, 5.00%, 07/01/55(b)	1,215	1,162,146
Arizona Industrial Development Authority, Refunding RB(b)
Series A, 5.00%, 07/01/26	325	326,969
Series A, 5.50%, 07/01/52	2,970	2,985,305
Glendale Industrial Development Authority, RB, 5.00%, 05/15/56	275	266,667
Industrial Development Authority of the County of Pima, RB
5.13%, 07/01/39	700	685,198
5.25%, 07/01/49	870	821,130
Industrial Development Authority of the County of Pima, Refunding RB(b)
4.00%, 06/15/51	6,995	6,074,963
5.00%, 07/01/56	1,255	1,246,654
La Paz County Industrial Development Authority, RB, 5.88%, 06/15/48(b)	1,340	1,349,958
Maricopa County Industrial Development Authority, RB
5.25%, 10/01/40(b)	1,255	1,219,689
Security	Par (000)	Value
Arizona (continued)
Maricopa County Industrial Development Authority, RB (continued)
5.50%, 10/01/51(b)	$1,255	$ 1,174,019
Series A, 3.00%, 09/01/51	2,995	2,313,384
AMT, 4.00%, 10/15/47(b)	5,375	4,890,383
Sierra Vista Industrial Development Authority, RB(b)
06/15/34(c)	150	156,716
5.38%, 06/15/34	325	328,282
06/15/44(c)	1,340	1,353,866
6.00%, 06/15/44	545	552,304
06/15/54(c)	1,485	1,495,497
6.30%, 06/15/54	890	912,018
		39,351,265
Arkansas — 2.7%
Arkansas Development Finance Authority, RB
AMT, 4.50%, 09/01/49(b)	14,525	14,415,201
AMT, 4.75%, 09/01/49(b)	14,255	14,240,155
AMT, Sustainability Bonds, 7.38%, 07/01/48(b)	7,700	8,568,848
AMT, Sustainability Bonds, 5.70%, 05/01/53	2,040	2,160,566
Series A, AMT, Sustainability Bonds, 6.88%, 07/01/48(b)	5,100	5,625,638
		45,010,408
California — 5.3%
California Infrastructure & Economic Development Bank, RB, Series A-4, AMT, 8.00%, 01/01/50(a)(b)	30,355	30,884,582
California Municipal Finance Authority, ARB, AMT, Senior Lien, 4.00%, 12/31/47	2,560	2,430,343
California Municipal Finance Authority, RB(b)
5.50%, 08/01/34	250	246,211
6.00%, 08/01/44	655	649,997
6.13%, 08/01/49	570	569,928
Series A, 5.00%, 05/01/34	300	311,122
Series A, 5.50%, 05/01/44	350	359,244
Series A, 5.75%, 05/01/54	435	446,731
Series A, 5.88%, 05/01/59	190	198,045
California Municipal Finance Authority, ST
Series A, 5.00%, 09/01/44	325	335,127
Series A, 5.00%, 09/01/49	675	685,942
Series A, 5.00%, 09/01/54	345	353,336
California Statewide Financing Authority, RB, Series L, 0.00%, 06/01/55(b)(d)	65,000	3,928,068
City of Los Angeles Department of Airports, Refunding ARB, AMT, 5.25%, 05/15/47	8,000	8,714,945
CSCDA Community Improvement Authority, RB, M/F Housing(b)
Series A, 3.00%, 09/01/56	5,550	4,093,177
Mezzanine Lien, 4.00%, 03/01/57	2,465	1,940,560
Series B, Mezzanine Lien, Sustainability Bonds, 4.00%, 12/01/59	4,645	3,054,016
Series B, Sub Lien, Sustainability Bonds, 4.00%, 12/01/59	2,380	1,632,462
Sustainability Bonds, 4.00%, 07/01/56	1,660	1,347,485
Sustainability Bonds, 4.00%, 07/01/58	1,405	1,030,421
Series B, Sustainability Bonds, 4.00%, 07/01/58	1,585	1,110,682
Golden State Tobacco Securitization Corp., Refunding RB, CAB, Series B-2, Subordinate, 0.00%, 06/01/66(d)	112,065	13,294,026
Hastings Campus Housing Finance Authority, RB, CAB, Sub-Series A, Sustainability Bonds, 6.75%, 07/01/61(b)(e)	4,420	2,096,393
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock High Yield Municipal Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
California (continued)
Inland Empire Tobacco Securitization Corp., RB, Series C-1, 0.00%, 06/01/36(d)	$10,695	$ 4,931,610
Rancho Mirage Community Facilities District, ST
Series A, 5.00%, 09/01/49	1,030	1,071,569
Series A, 5.00%, 09/01/54	200	207,129
San Diego County Regional Airport Authority, ARB, Series B, AMT, Subordinate, 4.00%, 07/01/56	1,965	1,845,299
San Francisco City & County Redevelopment Agency Successor Agency, TA, CAB, Series D, 0.00%, 08/01/31(b)(d)	1,155	831,691
		88,600,141
Colorado — 4.9%
9th Avenue Metropolitan District No. 2, GOL, 5.00%, 12/01/48	1,563	1,471,313
Aurora Crossroads Metropolitan District No. 2, GOL
Series A, 5.00%, 12/01/40	1,000	1,008,555
Series A, 5.00%, 12/01/50	500	491,188
Aviation Station North Metropolitan District No. 2, GOL
Series A, 5.00%, 12/01/39	750	755,730
Series A, 5.00%, 12/01/48	1,350	1,311,886
Banning Lewis Ranch Metropolitan District No. 8, GOL, 4.88%, 12/01/51(b)	2,335	1,949,400
Baseline Metropolitan District No. 1, GO, Series B, 12/15/54(c)	1,780	1,815,083
Cascade Ridge Metropolitan District, GOL, 5.00%, 12/01/51	3,000	2,736,591
Centerra Metropolitan District No. 1, TA, 5.00%, 12/01/47(b)	820	807,934
City & County of Denver Colorado Airport System Revenue, Refunding ARB
Series A, AMT, 4.13%, 11/15/47	5,875	5,777,670
Series A, AMT, 4.13%, 11/15/53	3,225	3,089,818
Colorado Educational & Cultural Facilities Authority, Refunding RB, 4.00%, 12/01/30(b)	805	771,702
Colorado Health Facilities Authority, RB
5.50%, 11/01/47	780	876,523
5.25%, 11/01/52	1,630	1,770,534
Series A, 5.00%, 05/15/35	1,255	1,070,881
Series A, 5.00%, 05/15/44	1,415	1,052,345
Series A, 5.00%, 05/15/49	2,175	1,526,752
Constitution Heights Metropolitan District, Refunding GOL, 5.00%, 12/01/49	1,260	1,219,765
Eagle Brook Meadows Metropolitan District No. 3, GOL, Series 2021, 5.00%, 12/01/51	1,600	1,484,488
Fitzsimons Village Metropolitan District No. 3, Refunding GOL
Series A-1, 4.00%, 12/01/26	800	796,852
Series A-1, 4.00%, 12/01/41	1,500	1,351,673
Series A-1, 4.25%, 12/01/55	3,095	2,580,763
Four Corners Business Improvement District, GOL, 6.00%, 12/01/52	2,000	2,071,454
Green Valley Ranch East Metropolitan District No. 6, GOL, Series A, 5.88%, 12/01/50	2,615	2,638,863
Home Place Metropolitan District, GOL, Series A, 5.75%, 12/01/50	2,345	2,353,387
Horizon Metropolitan District No. 2, GOL, 4.50%, 12/01/51(b)	1,675	1,268,272
Jefferson Center Metropolitan District No. 1, RB
Series A-2, 4.13%, 12/01/40	580	567,432
Security	Par (000)	Value
Colorado (continued)
Jefferson Center Metropolitan District No. 1, RB (continued)
Series A-2, 4.38%, 12/01/47	$1,000	$ 973,375
Karl’s Farm Metropolitan District No. 2, GOL(b)
Series A, 5.38%, 12/01/40	515	519,942
Series A, 5.63%, 12/01/50	1,350	1,350,602
Lanterns Metropolitan District No. 2, GOL, Series A, 4.50%, 12/01/50	1,810	1,474,836
Longs Peak Metropolitan District, GOL, 5.25%, 12/01/51(b)	5,000	5,041,888
Loretto Heights Community Authority, RB, 4.88%, 12/01/51	2,640	2,207,052
North Holly Metropolitan District, GOL, Series A, 5.50%, 12/01/48	760	761,863
North Range Metropolitan District No. 3, GOL, Series A, 5.25%, 12/01/50	1,000	1,000,039
Palisade Metropolitan District No. 2, GOL, Subordinate, 7.25%, 12/15/49	2,825	2,754,875
Pomponio Terrace Metropolitan District, GOL, Series A, 5.00%, 12/01/49	1,442	1,393,833
Poudre Heights Valley Metropolitan District, GOL, Series A, 12/01/54(c)	975	975,011
Prairie Farm Metropolitan District, GOL, Series A, 5.25%, 12/01/48	1,238	1,240,121
Pronghorn Valley Metropolitan District, GOL, Series A, 4.00%, 12/01/51	1,300	1,064,757
Pueblo Urban Renewal Authority, TA, 4.75%, 12/01/45(b)	3,045	2,062,987
Reunion Metropolitan District, RB, Series A, 3.63%, 12/01/44	1,484	1,149,245
Riverpark Metropolitan District/Arapahoe County, GOL
6.00%, 12/01/42	650	671,139
6.38%, 12/01/54	1,000	1,036,022
Sky Ranch Community Authority Board, RB, Series A, 5.75%, 12/01/52	1,500	1,533,298
St. Vrain Lakes Metropolitan District No. 4, GOL, Series A, 6.75%, 09/20/54(b)(e)	2,700	1,952,953
Sterling Ranch Community Authority Board, RB, Series B, Subordinate, 7.13%, 12/15/50	708	715,428
Thompson Crossing Metropolitan District No. 4, Refunding GOL, 5.00%, 12/01/49	1,480	1,457,209
Timberleaf Metropolitan District, GOL, Series A, 5.75%, 12/01/50	1,730	1,667,548
Waters’ Edge Metropolitan District No. 2, GOL, 5.00%, 12/01/51	2,595	2,452,695
Westcreek Metropolitan District No. 2, GOL, Series A, 5.38%, 12/01/48	800	804,784
Wild Plum Metropolitan District, GOL, Series A, 5.00%, 12/01/24(f)	595	614,808
		81,493,164
Connecticut — 0.9%
Connecticut State Health & Educational Facilities Authority, RB
Series A, 5.00%, 01/01/45(b)	845	792,642
Series A, 5.00%, 01/01/55(b)	1,500	1,332,359
Series A, Sustainability Bonds, 5.38%, 07/01/54	2,915	3,010,012
Mohegan Tribal Finance Authority, RB, 7.00%, 02/01/45(b)	10,290	10,291,327
		15,426,340

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock High Yield Municipal Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Delaware — 0.4%
Affordable Housing Opportunities Trust, RB, Series AH-01, Class B, 6.88%, 05/01/39(b)	$3,619	$ 3,584,167
County of Kent Delaware, RB, Series A, 5.00%, 07/01/53	1,000	1,011,169
Town of Bridgeville Delaware, ST(b)
5.25%, 07/01/44	135	145,383
5.63%, 07/01/53	315	342,565
Town of Milton Delaware, ST(b)
5.70%, 09/01/44	600	621,968
5.95%, 09/01/53	1,000	1,043,949
		6,749,201
District of Columbia — 1.7%
District of Columbia Tobacco Settlement Financing Corp., RB(d)
Series A, 0.00%, 06/15/46	15,740	3,590,466
Series B, 0.00%, 06/15/46	43,620	9,744,032
Series C, 0.00%, 06/15/55	57,200	6,125,182
District of Columbia Tobacco Settlement Financing Corp., Refunding RB, 6.75%, 05/15/40	325	335,375
District of Columbia, RB, Series A, AMT, Sustainability Bonds, 5.50%, 02/28/37	880	1,035,599
District of Columbia, Refunding RB, 5.00%, 06/01/46	2,205	2,219,131
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Refunding RB
Series B, 2nd Lien, (AGC), 0.00%, 10/01/30(d)	3,005	2,487,017
Series B, Subordinate, 4.00%, 10/01/49	2,170	2,094,050
		27,630,852
Florida — 14.5%
Antillia Community Development District, SAB
5.00%, 05/01/31	250	255,434
5.60%, 05/01/44	570	602,387
Artisan Lakes East Community Development District, SAB, Series 2021-1, 4.00%, 05/01/51	450	382,576
Avenir Community Development District, SAB, 4.75%, 11/01/50(b)	4,384	4,348,361
Babcock Ranch Community Independent Special District, SAB
Series 2022, 5.00%, 05/01/42	1,570	1,592,218
Series 2022, 5.00%, 05/01/53	1,175	1,169,275
Bella Collina Community Development District, SAB
5.00%, 05/01/44	180	180,404
5.30%, 05/01/55	550	551,618
Berry Bay II Community Development District, SAB
Series 2024, 5.20%, 05/01/44	550	553,688
Series 2024, 5.45%, 05/01/54	255	256,580
Boggy Branch Community Development District, SAB, 4.00%, 05/01/51	1,360	1,156,268
Boggy Creek Improvement District, Refunding SAB, Series 2013, 5.13%, 05/01/43	1,090	1,090,183
Brevard County Health Facilities Authority, Refunding RB(b)
4.00%, 11/15/45	4,040	3,338,131
4.00%, 11/15/55	5,960	4,599,075
Buckhead Trails Community Development District, SAB
5.60%, 05/01/44	400	408,961
5.88%, 05/01/54	975	995,828
Series 2022, 5.63%, 05/01/42	740	788,798
Series 2022, 5.75%, 05/01/52	495	519,749
Security	Par (000)	Value
Florida (continued)
Cabot Citrus Farms Community Development District, SAB, 5.25%, 03/01/29	$2,755	$ 2,801,797
Capital Projects Finance Authority, RB(b)
6.13%, 06/15/44	210	213,617
6.50%, 06/15/54	275	284,852
Capital Region Community Development District, Refunding SAB, Series A-1, 5.13%, 05/01/39	2,120	2,151,491
Capital Trust Agency, Inc., RB
4.50%, 01/01/35(b)	2,250	2,272,076
4.88%, 06/15/56(b)	6,670	5,234,746
Series A, 5.00%, 06/15/49(b)	500	481,125
Series A, 5.00%, 12/15/49	975	975,917
Series A, 5.75%, 06/01/54(b)	1,925	1,662,687
Series A, 5.00%, 12/15/54	1,050	1,050,152
Series B, 0.00%, 01/01/35(d)	3,135	1,718,135
Series B, 0.00%, 01/01/60(d)	64,500	5,360,272
Capital Trust Agency, Inc., RB, CAB, 0.00%, 07/01/61(b)(d)	41,470	3,191,559
Capital Trust Authority, RB(b)(c)
07/01/44	680	685,689
07/01/54	1,190	1,193,902
Celebration Pointe Community Development District No. 1, SAB, 5.00%, 05/01/34	1,180	1,180,288
Central Parc Community Development District, SAB
5.70%, 05/01/44	750	798,311
6.00%, 05/01/54	650	694,665
Charles Cove Community Development District, SAB
3.75%, 05/01/30	360	351,069
4.25%, 05/01/40	975	911,841
4.38%, 05/01/50	1,505	1,339,119
Charlotte County Industrial Development Authority, RB, 5.00%, 10/01/49(b)	3,040	3,049,063
Collier County Industrial Development Authority, Refunding RB, Series A, 8.13%, 05/15/44(b)(g)(h)	370	6,882
Coral Creek Community Development District, SAB, 5.75%, 05/01/54	545	572,221
County of Lake Florida, RB, 5.00%, 01/15/49(b)	825	789,010
County of Osceola Florida Transportation Revenue, Refunding RB, CAB(d)
Series A-2, 0.00%, 10/01/48	5,125	1,678,870
Series A-2, 0.00%, 10/01/49	1,770	549,687
Crossings Community Development District, SAB, 5.60%, 05/01/54	530	541,547
Crosswinds East Community Development District, SAB, 5.75%, 05/01/54	380	398,980
Darby Community Development District, SAB, Series A-2, 5.88%, 05/01/35	4,325	4,497,718
Elevation Pointe Community Development District, SAB
Series A-1, 4.40%, 05/01/42	700	669,001
Series A-1, 4.60%, 05/01/52	1,090	1,017,266
Series A-2, 4.40%, 05/01/32	2,200	2,149,258
Escambia County Health Facilities Authority, Refunding RB
(AGM), 3.00%, 08/15/50	10,000	7,657,732
4.00%, 08/15/50	6,530	5,858,132
Florida Development Finance Corp., RB
5.25%, 06/01/55(b)	2,830	2,738,824
6.50%, 06/30/57(b)(g)(h)	1,002	707,443
Series A, 5.75%, 06/15/29(b)	695	695,623
Series A, 6.00%, 06/15/34(b)	835	835,738
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock High Yield Municipal Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Florida (continued)
Florida Development Finance Corp., RB (continued)
Series A, 4.00%, 06/15/52	$2,875	$ 2,480,318
Series A, 5.00%, 06/15/56	1,525	1,535,269
Series A, 5.13%, 06/15/55(b)	10,455	9,757,979
Series B, 4.50%, 12/15/56(b)	5,945	4,478,675
Series C, 5.75%, 12/15/56(b)	2,030	1,695,994
AMT, 5.00%, 05/01/29(b)	3,550	3,616,772
AMT, 6.13%, 07/01/32(a)(b)	5,000	5,135,574
Class A, AMT, 8.25%, 07/01/57(a)(b)	4,000	4,060,747
Florida Development Finance Corp., Refunding RB
Series A, 4.00%, 06/01/36(b)	2,110	1,927,719
Series A, 4.00%, 06/01/46(b)	1,700	1,396,961
Series A, 4.00%, 06/01/55(b)	2,750	2,102,881
AMT, 12.00%, 07/15/32(a)(b)	10,860	11,543,395
AMT, (AGM), 5.25%, 07/01/53	12,075	12,632,013
Gardens at Hammock Beach Community Development District, SAB
Series 1, 4.80%, 05/01/31	195	197,894
Series 1, 5.38%, 05/01/44	305	317,119
Series 1, 5.65%, 05/01/54	525	547,268
Series 2, 5.00%, 05/01/31	270	276,179
Series 2, 5.60%, 05/01/44	995	1,051,514
Series 2, 5.88%, 05/01/55	360	380,917
Golden Gem Community Development District, SAB
5.15%, 05/01/31	535	552,041
5.70%, 05/01/44	2,900	3,086,777
6.00%, 05/01/55	1,010	1,078,182
Grand Oaks Community Development District, SAB
4.25%, 05/01/40	910	851,051
4.50%, 05/01/52	1,015	911,077
Hammock Oaks Community Development District, SAB
5.85%, 05/01/44	125	134,476
6.15%, 05/01/54	865	934,189
Hills of Minneola Community Development District, SAB(b)
4.00%, 05/01/40	1,025	949,254
4.00%, 05/01/50	1,500	1,281,420
Hobe-St Lucie Conservancy District, SAB, 5.88%, 05/01/55	635	671,922
Hyde Park Community Development District No. 1, SAB
Series A, 4.75%, 05/01/31	290	291,912
Series A, 5.35%, 05/01/44	425	434,213
Series A, 5.63%, 05/01/55	690	705,195
Lakes of Sarasota Community Development District, SAB
Series A, 4.75%, 05/01/31	355	356,550
Series A, 5.30%, 05/01/44	425	431,829
Series A, 5.60%, 05/01/55	695	708,970
Lakeside Preserve Community Development District, SAB, Series 2023, 6.38%, 05/01/54	1,000	1,096,890
Lakewood Ranch Stewardship District, SAB
4.95%, 05/01/29(b)	175	177,759
4.63%, 05/01/31	215	218,249
4.88%, 05/01/35	265	265,395
5.50%, 05/01/39(b)	160	165,424
5.30%, 05/01/44	385	395,520
4.88%, 05/01/45	530	529,999
5.13%, 05/01/46	835	837,714
5.65%, 05/01/48(b)	225	231,237
5.55%, 05/01/54	180	184,086
Security	Par (000)	Value
Florida (continued)
Lakewood Ranch Stewardship District, SAB (continued)
Series 1A, 4.25%, 05/01/28	$440	$ 439,607
Series 1A, 5.00%, 05/01/38	1,175	1,188,730
Series 1A, 5.10%, 05/01/48	2,545	2,556,031
Series 1B, 4.75%, 05/01/29	955	965,291
Series 1B, 5.30%, 05/01/39	1,090	1,118,051
Series 1B, 5.45%, 05/01/48	1,930	1,967,853
Lee County Industrial Development Authority, RB, Series B-1, 4.75%, 11/15/29	985	994,778
LT Ranch Community Development District, SAB
5.50%, 05/01/44	795	834,144
5.85%, 05/01/54	600	634,474
LTC Ranch West Residential Community Development District, Refunding SAB
5.38%, 05/01/44	345	356,024
5.65%, 05/01/54	1,250	1,292,084
LTC Ranch West Residential Community Development District, SAB
Series AA2, 5.70%, 05/01/44	185	190,568
Series AA2, 6.00%, 05/01/54	250	257,898
Malabar Springs Community Development District, SAB
5.20%, 05/01/44	605	610,594
5.50%, 05/01/54	905	915,993
Marion Ranch Community Development District, SAB
5.10%, 05/01/31	250	256,308
5.70%, 05/01/44	595	633,318
5.95%, 05/01/54	230	244,937
Midtown Miami Community Development District, Refunding SAB, Series A, 5.00%, 05/01/37	890	890,140
Normandy Community Development District, SAB, 5.55%, 05/01/54(b)	1,510	1,520,262
North AR-1 Pasco Community Development District, SAB
Series A, 5.75%, 05/01/44	240	256,372
Series A, 6.00%, 05/01/54	425	454,207
North River Ranch Community Development District, SAB
Series A-1, 4.00%, 05/01/40	845	767,343
Series A-1, 4.25%, 05/01/51	1,430	1,239,249
Series A-2, 4.20%, 05/01/35	480	458,559
Orange County Health Facilities Authority, RB, 4.00%, 10/01/52	2,310	2,217,648
Parrish Lakes Community Development District, SAB
5.00%, 05/01/31	500	506,563
5.50%, 05/01/44	1,000	1,030,054
5.80%, 05/01/54	315	325,716
Parrish Plantation Community Development District, SAB
5.80%, 05/01/44	480	514,566
5.88%, 05/01/54	375	397,250
6.05%, 05/01/54	900	965,230
Poitras East Community Development District, SAB
5.00%, 05/01/43	460	466,000
5.25%, 05/01/52	1,650	1,672,603
Sandridge Community Development District, SAB
Series A1, 3.88%, 05/01/41	615	556,488
Series A1, 4.00%, 05/01/51	600	508,819
Sawyers Landing Community Development District, SAB, 4.25%, 05/01/53	3,520	2,944,985

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock High Yield Municipal Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Florida (continued)
Seminole County Industrial Development Authority, Refunding RB, 5.75%, 11/15/54	$2,420	$ 2,447,592
Seminole Palms Community Development District, SAB, 5.50%, 05/01/55(b)	955	963,802
Shadowlawn Community Development District, SAB, 5.85%, 05/01/54	355	375,397
Somerset Bay Community Development District, SAB(b)
4.85%, 05/01/31	350	355,793
5.63%, 05/01/44	925	979,321
5.90%, 05/01/54	905	960,394
South Broward Hospital District, RB, (BAM-TCRS), 3.00%, 05/01/51	415	332,021
Southern Groves Community Development District No. 5, SAB
3.38%, 05/01/25	100	99,596
4.00%, 05/01/30	175	173,991
4.30%, 05/01/40	825	802,312
4.50%, 05/01/46	600	578,154
Talavera Community Development District, SAB, 4.35%, 05/01/40	520	499,604
Tolomato Community Development District, Refunding SAB
Series 2015-2, 6.61%, 05/01/40(e)	125	124,425
Series A-2, 4.25%, 05/01/37	910	877,658
Tolomato Community Development District, SAB, Series 2015-3, 6.61%, 05/01/40(g)(h)	135	1
Trout Creek Community Development District, SAB
5.38%, 05/01/38	670	687,159
5.50%, 05/01/49	1,695	1,722,893
Two Rivers West Community Development District, SAB(b)
Series 2024, 4.80%, 05/01/31	250	253,712
Series 2024, 5.63%, 05/01/44	750	794,041
Series 2024, 5.88%, 05/01/54	895	948,099
V-Dana Community Development District, SAB(b)
3.50%, 05/01/31	525	507,212
4.00%, 05/01/40	750	691,828
4.00%, 05/01/51	1,200	1,020,231
Village Community Development District No. 14, SAB
5.38%, 05/01/42	3,285	3,462,150
5.50%, 05/01/53	2,450	2,566,456
Village Community Development District No. 15, SAB(b)
05/01/44(c)	250	252,604
5.25%, 05/01/54	1,040	1,084,902
05/01/55(c)	2,400	2,424,805
Volusia County Educational Facility Authority, RB, 5.25%, 06/01/49	2,680	2,844,427
West Villages Improvement District, SAB
4.25%, 05/01/29	400	400,307
4.75%, 05/01/39	885	889,542
5.38%, 05/01/44	495	514,676
5.00%, 05/01/50	1,415	1,411,014
5.63%, 05/01/54	355	369,398
Westside Haines City Community Development District, SAB, 6.00%, 05/01/54	805	860,322
		240,796,934
Georgia — 1.3%
Atlanta Development Authority, TA(b)
Series A, 5.00%, 04/01/34	1,720	1,773,251
Security	Par (000)	Value
Georgia (continued)
Atlanta Development Authority, TA(b) (continued)
Series A, 5.50%, 04/01/39	$2,640	$ 2,719,992
Atlanta Urban Redevelopment Agency, RB, 3.88%, 07/01/51(b)	2,805	2,355,765
Dalton Whitfield County Joint Development Authority, RB, 4.00%, 08/15/48	3,135	3,051,333
Development Authority of Cobb County, RB, Series A, 6.38%, 06/15/58(b)	690	720,200
East Point Business & Industrial Development Authority, RB, Series A, 5.25%, 06/15/62(b)	875	877,713
Main Street Natural Gas, Inc., RB, Series A, 5.00%, 06/01/53(a)	2,000	2,153,880
Municipal Electric Authority of Georgia, RB
Series A, 5.00%, 01/01/49	5,235	5,386,685
Series A, 5.00%, 07/01/52	2,765	2,916,683
		21,955,502
Idaho — 0.3%
Idaho Health Facilities Authority, Refunding RB, 3.50%, 09/01/33	375	346,939
Idaho Housing & Finance Association, RB(b)
Series A, 6.00%, 07/01/39	370	382,574
Series A, 6.00%, 07/01/49	595	607,920
Series A, 6.00%, 07/01/54	570	582,258
Series A, 6.95%, 06/15/55	1,540	1,653,595
Series C, 5.00%, 12/01/46	1,000	1,000,883
Power County Industrial Development Corp., RB, 6.45%, 08/01/32	265	265,618
		4,839,787
Illinois — 2.9%
Chicago Board of Education, GO
Series A, 5.00%, 12/01/42	4,650	4,651,373
Series D, 5.00%, 12/01/46	6,770	6,826,743
Chicago Board of Education, Refunding GO
Series B, 4.00%, 12/01/35	655	650,457
Series B, 4.00%, 12/01/41	4,905	4,635,421
Chicago Transit Authority Sales Tax Receipts Fund, Refunding RB, Series A, 2nd Lien, 5.00%, 12/01/57	5,550	5,798,955
City of Chicago Illinois, Refunding GO, Series B, 4.00%, 01/01/37	6,469	6,444,998
Illinois Finance Authority, Refunding RB
6.00%, 02/01/34	335	335,174
6.13%, 02/01/45	600	600,235
Series A, 5.00%, 05/15/56	815	744,588
Illinois State Toll Highway Authority, RB, Series A, 5.00%, 01/01/46	4,640	5,036,556
Metropolitan Pier & Exposition Authority, Refunding RB, 4.00%, 06/15/50	9,695	9,233,844
State of Illinois, GO, 5.50%, 05/01/39	2,460	2,715,990
		47,674,334
Indiana — 0.5%
City of Valparaiso Indiana, Refunding RB, AMT, 4.50%, 01/01/34(b)	665	692,705
City of Vincennes Indiana, Refunding RB, 6.25%, 01/01/29(b)(g)(h)	2,325	1,615,875
Indiana Finance Authority, RB, Series A, AMT, 6.75%, 05/01/39	2,785	3,123,039
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock High Yield Municipal Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Indiana (continued)
Indiana Finance Authority, Refunding RB, Series A, 5.50%, 09/15/44	$1,445	$ 1,575,399
Indianapolis Local Public Improvement Bond Bank, RB, Series E, 6.00%, 03/01/53	1,850	2,071,048
		9,078,066
Iowa — 0.1%
Iowa Higher Education Loan Authority, Refunding RB, 5.50%, 11/01/51	1,000	948,302
Kansas(b) — 0.2%
City of Shawnee Kansas, RB
5.00%, 08/01/41	770	777,109
5.00%, 08/01/56	1,900	1,851,525
		2,628,634
Kentucky — 0.7%
City of Henderson Kentucky, RB(b)
Series A, AMT, 4.70%, 01/01/52	2,435	2,436,980
Series B, AMT, 4.45%, 01/01/42	2,540	2,456,004
Series B, AMT, 4.70%, 01/01/52	6,000	6,005,447
Kentucky Economic Development Finance Authority, Refunding RB, CAB, Series B, 0.00%, 10/01/24(d)	250	249,980
		11,148,411
Louisiana — 1.0%
Louisiana Public Facilities Authority, RB
Series A, 5.25%, 06/01/51(b)	1,830	1,652,949
Series A, 5.25%, 06/01/60(b)	3,385	3,019,064
Series A, 6.50%, 06/01/62(b)	855	878,212
AMT, 5.50%, 09/01/59	4,910	5,376,369
Class R2, AMT, 6.50%, 10/01/53(a)(b)	2,160	2,309,657
Parish of St. James Louisiana, RB, Series 2, 6.35%, 07/01/40(b)	3,160	3,474,682
		16,710,933
Maine — 1.0%
Finance Authority of Maine, RB, AMT, Sustainability Bonds, 8.00%, 12/01/51(b)	5,600	2,209,096
Maine Health & Higher Educational Facilities Authority, RB, Series A, 4.00%, 07/01/50	7,490	7,086,062
Maine Health & Higher Educational Facilities Authority, Refunding RB, 4.00%, 07/01/37(b)	8,100	7,427,166
		16,722,324
Maryland — 0.9%
City of Baltimore Maryland, RB
4.88%, 06/01/42	260	263,707
5.00%, 06/01/51	780	785,169
City of Baltimore Maryland, Refunding RB, Convertible, 5.00%, 09/01/46	1,500	1,499,699
Maryland Economic Development Corp., TA, 4.00%, 09/01/50	4,805	4,416,141
Maryland Health & Higher Educational Facilities Authority, RB, 7.00%, 03/01/55(b)	8,165	8,562,004
		15,526,720
Massachusetts — 0.5%
Massachusetts Development Finance Agency, RB, Series D, Sustainability Bonds, 4.00%, 07/01/45	715	672,586
Security	Par (000)	Value
Massachusetts (continued)
Massachusetts Development Finance Agency, Refunding RB(b)
4.13%, 10/01/42	$855	$ 811,211
5.00%, 10/01/57	1,900	1,901,826
Massachusetts Port Authority, ARB, Series E, AMT, 5.00%, 07/01/51	4,415	4,636,543
		8,022,166
Michigan — 0.4%
Advanced Technology Academy, Refunding RB
3.50%, 11/01/24	65	64,947
5.00%, 11/01/44	160	161,595
Michigan Strategic Fund, RB
5.00%, 11/15/42	280	281,374
AMT, 5.00%, 12/31/43	2,030	2,084,034
AMT, Sustainability Bonds, 4.00%, 10/01/61(a)	4,450	4,460,996
		7,052,946
Minnesota — 0.3%
Duluth Economic Development Authority, Refunding RB
Series A, 4.25%, 02/15/48	1,925	1,928,162
Series A, 5.25%, 02/15/58	2,790	2,865,745
		4,793,907
Missouri — 0.4%
Industrial Development Authority of the City of St. Louis Missouri, Refunding RB
Series A, 4.88%, 06/15/34	450	463,387
Series A, 4.38%, 11/15/35	1,020	900,091
Series A, 5.75%, 06/15/54	1,665	1,738,226
Kansas City Industrial Development Authority, RB
5.00%, 06/01/46(b)	965	976,472
5.00%, 06/01/54(b)	625	627,013
Series C, 7.50%, 11/15/46	425	358,218
Kansas City Industrial Development Authority, Refunding RB
Class B, 5.00%, 11/15/46	772	621,799
Class D, 2.00%, 11/15/46	344	15,334
Kansas City Land Clearance Redevelopment Authority, TA, Series B, 5.00%, 02/01/40(b)	1,240	1,244,768
		6,945,308
Nebraska — 0.3%
Central Plains Energy Projects, RB, Series 1, 5.00%, 05/01/53	4,545	4,840,925
Nevada — 0.5%
City of Las Vegas Nevada Special Improvement District No. 613, SAB
5.00%, 12/01/39	300	310,778
5.25%, 12/01/47	440	451,745
5.50%, 12/01/53	250	258,627
City of Las Vegas NevadaSpecial Improvement District No. 815, SAB, 5.00%, 12/01/49	785	783,898
State of Nevada Department of Business & Industry, RB, Series A4, AMT, 8.13%, 01/01/50(a)	2,790	2,839,277

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock High Yield Municipal Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Nevada (continued)
Tahoe-Douglas Visitors Authority, RB
5.00%, 07/01/40	$1,490	$ 1,564,891
5.00%, 07/01/45	1,460	1,516,164
		7,725,380
New Hampshire — 1.2%
New Hampshire Business Finance Authority, RB
5.25%, 12/01/35(b)	6,250	6,260,004
5.38%, 12/15/35(b)	6,015	6,030,088
Series A, 4.13%, 08/15/40	1,435	1,326,351
Series A, 4.25%, 08/15/46	1,610	1,424,326
Series A, 4.50%, 08/15/55	3,350	2,937,139
New Hampshire Business Finance Authority, RB, M/F Housing, Series 2, Sustainability Bonds, 4.25%, 07/20/41	2,452	2,465,377
		20,443,285
New Jersey — 1.0%
Industrial Pollution Control Financing Authority of Gloucester County, Refunding RB, Series A, AMT, 5.00%, 12/01/24(i)	170	170,430
New Jersey Economic Development Authority, RB
5.00%, 12/15/28(f)	2,060	2,263,213
Series A, 5.00%, 07/01/37	375	378,468
Series A, 5.25%, 11/01/54(b)	3,955	3,711,767
Series B, 6.50%, 04/01/31	2,010	2,092,490
New Jersey Health Care Facilities Financing Authority, RB, 4.00%, 07/01/51	1,960	1,942,003
New Jersey Higher Education Student Assistance Authority, RB, Series B, AMT, 4.25%, 12/01/45	1,030	1,069,237
New Jersey Transportation Trust Fund Authority, RB, Series AA, 4.00%, 06/15/50	3,000	2,956,814
Tobacco Settlement Financing Corp., Refunding RB, Sub-Series B, 5.00%, 06/01/46	2,000	2,013,858
		16,598,280
New York — 6.5%
Albany Capital Resource Corp., Refunding RB, 4.00%, 07/01/41(g)(h)	3,750	2,025,000
Build NYC Resource Corp., RB
Series A, 5.00%, 07/01/32	2,255	2,231,448
Series A, 5.13%, 07/01/33	620	653,106
Series A, 6.13%, 07/01/43	1,780	1,931,059
Series A, 6.38%, 07/01/53	3,260	3,460,168
Build NYC Resource Corp., Refunding RB, AMT, 5.00%, 01/01/35(b)	2,165	2,166,910
City of New York, GO, Series A-1, 4.00%, 09/01/46	3,825	3,785,854
Huntington Local Development Corp., RB, Series A, 5.25%, 07/01/56	585	519,837
New York City Housing Development Corp., RB, M/F Housing
Series C-1A, 4.15%, 11/01/39	3,105	3,104,988
Series C-1A, 4.20%, 11/01/44	3,190	3,190,126
Series C-1A, 4.30%, 11/01/47	4,655	4,595,122
New York Liberty Development Corp., Refunding RB
3.25%, 09/15/52	4,045	3,165,473
Series 1, 2.75%, 02/15/44	14,320	11,170,140
Series A, Sustainability Bonds, 3.00%, 11/15/51	2,300	1,818,736
New York State Dormitory Authority, Refunding RB, Series A, 3.00%, 03/15/51	4,200	3,360,002
New York Transportation Development Corp., ARB
AMT, 5.00%, 01/01/25	1,000	1,002,951
AMT, 5.00%, 12/01/35	10,000	10,790,053
Security	Par (000)	Value
New York (continued)
New York Transportation Development Corp., ARB (continued)
AMT, 5.63%, 04/01/40	$2,215	$ 2,408,168
New York Transportation Development Corp., RB
AMT, 5.00%, 10/01/35	3,845	4,049,774
AMT, 4.00%, 04/30/53	2,220	1,950,839
AMT, Sustainability Bonds, 5.50%, 06/30/54	7,750	8,341,093
New York Transportation Development Corp., Refunding ARB, Series A, AMT, 5.38%, 08/01/36	3,665	3,944,519
Oneida Indian Nation of New York, RB, Series B, 6.00%, 09/01/43(b)	1,140	1,260,736
Port Authority of New York & New Jersey, Refunding ARB, Series 223, AMT, 4.00%, 07/15/61	10,000	9,301,327
Suffolk Regional Off-Track Betting Co., RB
5.00%, 12/01/34	1,570	1,612,444
5.75%, 12/01/44	2,600	2,696,163
6.00%, 12/01/53	3,800	3,969,548
Westchester County Local Development Corp., Refunding RB
5.00%, 07/01/41(b)	3,300	3,395,740
5.00%, 07/01/46(b)	2,205	2,248,778
Series A, 5.13%, 07/01/55	1,100	897,803
Westchester Tobacco Asset Securitization Corp., Refunding RB
Sub-Series C, 4.00%, 06/01/42	670	625,036
Sub-Series C, 5.13%, 06/01/51	2,000	1,954,273
		107,627,214
North Carolina — 0.0%
North Carolina Medical Care Commission, RB, Series A, 4.00%, 10/01/35	350	355,684
North Dakota — 0.2%
City of Grand Forks North Dakota, RB, Series A, (AGM), 5.00%, 12/01/48	1,765	1,907,366
County of Cass North Dakota, Refunding RB, Series B, 5.25%, 02/15/58	1,785	1,841,507
		3,748,873
Ohio — 2.4%
Buckeye Tobacco Settlement Financing Authority, Refunding RB, Series B-2, Class 2, 5.00%, 06/01/55	18,695	17,558,032
County of Hamilton Ohio, Refunding RB, 5.00%, 01/01/46	1,435	1,441,558
County of Hardin Ohio, Refunding RB
5.00%, 05/01/30	620	622,764
5.25%, 05/01/40	615	615,131
5.50%, 05/01/50	2,895	2,858,603
Hickory Chase Community Authority, Refunding RB, 5.00%, 12/01/40(b)	4,840	4,709,870
Jefferson County Port Authority, RB, AMT, 3.50%, 12/01/51(b)	4,125	3,280,767
Ohio Air Quality Development Authority, RB, AMT, 5.00%, 07/01/49(b)	3,900	3,854,877
Ohio Higher Educational Facility Commission, Refunding RB, 4.00%, 10/01/47	3,500	3,256,884
Port of Greater Cincinnati Development Authority, RB, 4.25%, 12/01/50(b)	1,065	1,009,210
		39,207,696
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock High Yield Municipal Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oklahoma — 1.3%
Oklahoma Development Finance Authority, RB
7.25%, 09/01/51(b)	$14,215	$ 14,557,983
Series A-2, 7.25%, 09/01/51(b)	1,920	1,966,762
Series B, 5.50%, 08/15/52	2,415	2,498,137
Tulsa Authority for Economic Opportunity, TA, 4.38%, 12/01/41(b)	1,165	1,147,733
Tulsa County Industrial Authority, Refunding RB, 5.25%, 11/15/37	1,050	1,072,537
		21,243,152
Oregon — 0.1%
Clackamas County Hospital Facility Authority, Refunding RB, Series A, 5.25%, 11/15/50	800	800,943
Oregon State Facilities Authority, RB(b)
Series A, 5.00%, 06/15/49	915	843,878
Series A, 5.25%, 06/15/55	505	478,499
		2,123,320
Pennsylvania — 2.3%
Allentown Neighborhood Improvement Zone Development Authority, RB(b)
5.00%, 05/01/42	8,785	9,227,237
Series A, 5.25%, 05/01/32	300	321,216
Series A, 5.25%, 05/01/42	300	309,859
Beaver County Industrial Development Authority, Refunding RB, Series B, 3.75%, 10/01/47	4,065	3,631,049
Bucks County Industrial Development Authority, RB, 4.00%, 07/01/46	475	408,502
Doylestown Hospital Authority, Refunding RB(b)
5.00%, 07/01/31	485	513,757
5.38%, 07/01/39	1,125	1,247,234
Lancaster Municipal Authority, RB, Series B, 5.00%, 05/01/54	300	309,839
Montgomery County Higher Education and Health Authority, Refunding RB, Series A, 4.00%, 09/01/49	880	830,966
Montgomery County Industrial Development Authority, Refunding RB, 5.00%, 12/01/46	1,000	1,006,380
Northampton County Industrial Development Authority, TA, 7.00%, 07/01/32	830	831,436
Pennsylvania Economic Development Financing Authority, RB
AMT, 5.75%, 06/30/48	2,890	3,190,284
AMT, 5.25%, 06/30/53	4,830	5,095,846
Pennsylvania Economic Development Financing Authority, Refunding RB
Series B, 5.25%, 12/01/38(a)	1,750	1,781,599
Series C, 5.25%, 12/01/37(a)	3,065	3,120,465
AMT, 5.50%, 11/01/44	5,390	5,392,809
Pennsylvania Higher Education Assistance Agency, RB, Sub-Series 1C, AMT, 5.00%, 06/01/51	640	647,327
School District of Philadelphia, GOL, Series A, (SAW), 5.50%, 09/01/48	490	548,151
		38,413,956
Puerto Rico — 10.0%
Children’s Trust Fund, RB, Series A, 0.00%, 05/15/57(d)	38,360	2,628,785
Children’s Trust Fund, Refunding RB, Series B, 0.00%, 05/15/55(d)	2,000	225,941
Commonwealth of Puerto Rico, GO
Series A-1, Restructured, 5.38%, 07/01/25	— (j)	1
Series A-1, Restructured, 5.63%, 07/01/29	3,605	3,911,742
Series A-1, Restructured, 5.75%, 07/01/31	3,402	3,799,873
Security	Par (000)	Value
Puerto Rico (continued)
Commonwealth of Puerto Rico, GO (continued)
Series A-1, Restructured, 4.00%, 07/01/35	$2,010	$ 1,995,425
Series A-1, Restructured, 4.00%, 07/01/37	4,281	4,249,158
Series A-1, Restructured, 4.00%, 07/01/41	4,939	4,751,599
Series A-1, Restructured, 4.00%, 07/01/46	2,017	1,900,946
Commonwealth of Puerto Rico, GO, CAB, Series A, Restructured, 0.00%, 07/01/33(d)	5,283	3,576,554
Commonwealth of Puerto Rico, RB(a)(g)(h)
0.00%, 11/01/51	145,383	74,758,104
Series A-1, 0.00%, 11/01/43	1,238	795,721
PRIFA Custodial Trust, RB, Series 2005, 0.00%, 03/15/49	3,300	1,007,687
Puerto Rico Commonwealth Aqueduct & Sewer Authority, RB, Series A, 4.00%, 07/01/42(b)	1,075	1,029,044
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Refunding RB, Series B, 4.00%, 07/01/42(b)	7,000	6,700,734
Puerto Rico Electric Power Authority, RB
Series A, 7.25%, 07/01/30(g)(h)	250	106,250
Series A, 7.00%, 07/01/33(g)(h)	8,735	3,712,375
Series A, 6.75%, 07/01/36(g)(h)	5,830	2,477,750
Series A, 7.00%, 07/01/40	1,000	425,000
Series A, 5.00%, 07/01/42(g)(h)	1,605	682,125
Series A, 5.05%, 07/01/42(g)(h)	1,080	459,000
Series A, 7.00%, 07/01/43(g)(h)	775	329,375
Series A-1, 10.00%, 07/01/19(g)(h)	230	97,840
Series A-2, 10.00%, 07/01/19(g)(h)	1,161	493,607
Series A-3, 10.00%, 07/01/19(g)(h)	748	317,759
Series B-3, 10.00%, 07/01/19(g)(h)	748	317,759
Series C-1, 5.40%, 01/01/18(g)(h)	2,054	873,025
Series C-2, 5.40%, 07/01/18(g)(h)	2,055	873,166
Series C-3, 5.40%, 01/01/20(g)(h)	208	88,263
Series C-4, 5.40%, 07/01/20(g)(h)	208	88,263
Series CCC, 5.00%, 07/01/22	715	303,875
Series CCC, 5.00%, 07/01/25	620	263,500
Series CCC, 5.25%, 07/01/26(g)(h)	590	250,750
Series CCC, 5.25%, 07/01/28(g)(h)	1,945	826,625
Series D-1, 7.50%, 01/01/20(g)(h)	2,332	991,198
Series D-2, 7.50%, 01/01/20(g)(h)	4,430	1,882,721
Series D-4, 7.50%, 07/01/20(g)(h)	709	301,434
Series TT, 5.00%, 07/01/18(g)(h)	900	382,500
Series TT, 5.00%, 07/01/25(g)(h)	3,270	1,389,750
Series TT, 5.00%, 07/01/26(g)(h)	455	193,375
Series WW, 5.50%, 07/01/17(g)(h)	475	201,875
Series WW, 5.50%, 07/01/18(g)(h)	415	176,375
Series WW, 5.50%, 07/01/19(g)(h)	335	142,375
Series WW, 5.38%, 07/01/22(g)(h)	4,500	1,912,500
Series WW, 5.38%, 07/01/24(g)(h)	815	346,375
Series WW, 5.25%, 07/01/25	1,940	824,500
Series WW, 5.25%, 07/01/33(g)(h)	315	133,875
Series WW, 5.50%, 07/01/38(g)(h)	415	176,375
Series XX, 5.25%, 07/01/17(g)(h)	230	97,750
Series XX, 5.25%, 07/01/35(g)(h)	705	299,625
Series XX, 5.75%, 07/01/36(g)(h)	2,870	1,219,750
Series XX, 5.25%, 07/01/40(g)(h)	8,385	3,563,625
Puerto Rico Electric Power Authority, Refunding RB
Series AAA, 5.25%, 07/01/22(g)(h)	765	325,125
Series AAA, 5.25%, 07/01/25	3,560	1,513,000
Series AAA, 5.25%, 07/01/28(g)(h)	3,655	1,553,375
Series AAA, 5.25%, 07/01/29(g)(h)	190	80,750
Series UU, 0.00%, 07/01/17(a)(g)(h)	2,660	1,130,500
Series UU, 0.00%, 07/01/18(a)(g)(h)	125	53,125
Series UU, 0.00%, 07/01/20(a)(g)(h)	1,135	482,375

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock High Yield Municipal Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Puerto Rico (continued)
Puerto Rico Electric Power Authority, Refunding RB (continued)
Series UU, 4.45%, 07/01/31(a)(g)(h)	$1,345	$ 571,625
Series ZZ, 5.25%, 07/01/19(g)(h)	1,050	446,250
Series ZZ, 5.25%, 07/01/23(g)(h)	370	157,250
Series ZZ, 5.25%, 07/01/24(g)(h)	5,050	2,146,250
Series ZZ, 5.25%, 07/01/25(g)(h)	265	112,625
Series ZZ, 5.00%, 07/01/28(g)(h)	345	146,625
Series ZZ, 5.00%, 12/29/49(g)(h)	330	140,250
Puerto Rico Industrial Tourist Educational Medical & Envirml Ctl Facs Fing Authority, ARB
Series A-1, AMT, 6.75%, 01/01/45	680	812,974
Series A-2, AMT, 6.50%, 01/01/42	445	530,511
Series A-2, AMT, 6.75%, 01/01/45	680	812,970
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 5.00%, 07/01/58	7,000	7,066,272
Series A-2, Restructured, 4.54%, 07/01/53	1,564	1,527,017
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB(d)
Series A-1, Restructured, 0.00%, 07/01/33	2,574	1,828,293
Series A-1, Restructured, 0.00%, 07/01/51	18,000	4,407,316
Series B-1, Restructured, 0.00%, 07/01/46	8,066	2,713,371
		167,111,448
South Carolina — 0.6%
City of Hardeeville South Carolina, SAB(b)
3.00%, 05/01/27	180	173,004
3.50%, 05/01/32	235	213,973
3.88%, 05/01/41	560	476,652
4.00%, 05/01/52	465	360,798
County of Dorchester South Carolina, SAB, 6.00%, 10/01/51(b)	2,240	2,303,368
South Carolina Jobs-Economic Development Authority, RB
7.50%, 08/15/62(b)	1,935	1,938,876
Series A, 5.50%, 11/01/54	3,945	4,414,454
South Carolina Jobs-Economic Development Authority, Refunding RB, 4.00%, 11/15/27	300	298,028
		10,179,153
Tennessee — 1.3%
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Refunding RB, 4.00%, 10/01/49	1,635	1,388,618
Metropolitan Government Nashville & Davidson County Industrial Development Board, SAB, 4.00%, 06/01/51(b)	3,445	3,073,741
Metropolitan Government Nashville & Davidson County Industrial Development Board, SAB, CAB, 0.00%, 06/01/43(b)(d)	4,000	1,637,930
Nashville Metropolitan Development & Housing Agency, TA, 5.13%, 06/01/36(b)	500	514,897
Tennergy Corp., RB, Series A, 5.50%, 10/01/53(a)	7,435	8,153,468
Tennessee Energy Acquisition Corp., RB, Series A, 5.00%, 05/01/52(a)	6,360	6,917,537
		21,686,191
Texas — 7.6%
Angelina & Neches River Authority, RB, Series A, AMT, 7.50%, 12/01/45(b)	2,340	1,675,676
Arlington Higher Education Finance Corp., RB(b)
5.63%, 08/15/54	6,260	5,205,747
7.50%, 04/01/62	1,970	2,032,432
Security	Par (000)	Value
Texas (continued)
Arlington Higher Education Finance Corp., RB(b) (continued)
7.88%, 11/01/62	$1,670	$ 1,758,899
Central Texas Regional Mobility Authority, Refunding RB(d)
0.00%, 01/01/28	3,000	2,724,219
0.00%, 01/01/29	500	438,830
0.00%, 01/01/30	1,330	1,126,533
0.00%, 01/01/31	4,000	3,262,660
City of Anna Texas, SAB(b)
4.88%, 09/15/31	202	205,578
5.50%, 09/15/44	769	786,628
5.75%, 09/15/54	195	199,434
City of Crandall Texas, SAB(b)
4.00%, 09/15/31	200	198,155
4.75%, 09/15/31	100	102,084
4.25%, 09/15/41	770	738,624
5.00%, 09/15/41	500	510,141
City of Fate Texas, SAB, 5.75%, 08/15/54(b)	290	303,653
City of Houston Texas Airport System Revenue, ARB
AMT, 5.00%, 07/15/28	6,685	6,959,415
Series A, AMT, 6.63%, 07/15/38	1,110	1,112,128
Series A, AMT, 4.00%, 07/01/41	3,600	3,503,427
Series B-1, AMT, 5.00%, 07/15/35	5,000	5,034,996
City of Houston Texas Airport System Revenue, Refunding ARB, AMT, 5.00%, 07/15/27	615	635,042
City of Houston Texas Airport System Revenue, Refunding RB
AMT, 5.00%, 07/01/29	6,600	6,605,407
Series C, AMT, 5.00%, 07/15/27	5,525	5,702,654
City of Marble Falls Texas, SAB(b)
4.63%, 09/01/31	100	100,936
4.88%, 09/01/41	295	296,540
6.38%, 09/01/44	180	180,874
5.13%, 09/01/51	500	498,809
6.63%, 09/01/54	1,140	1,144,073
City of Oak Point Texas, SAB(b)
4.25%, 09/01/31	150	150,414
4.38%, 09/01/31	150	150,601
09/15/31(c)	300	299,516
5.00%, 09/01/44	350	351,814
5.13%, 09/01/44	425	427,601
09/15/44(c)	500	500,158
5.25%, 09/01/54	575	577,285
5.38%, 09/01/54	642	645,421
09/15/54(c)	230	227,447
5.63%, 09/15/54	1,000	1,006,071
City of San Marcos Texas, SAB(b)
3.75%, 09/01/27	156	155,790
4.00%, 09/01/32	237	235,877
4.25%, 09/01/42	750	723,292
4.50%, 09/01/51	520	491,220
Clifton Higher Education Finance Corp., RB, Series A, 6.00%, 06/15/54(b)	200	201,694
Fort Bend County Industrial Development Corp., RB, Series B, 4.75%, 11/01/42	1,380	1,380,326
Harris County Cultural Education Facilities Finance Corp., Refunding RB
Series A, 5.00%, 01/01/38	510	510,105
Series A, 5.00%, 01/01/43	520	520,052
Series A, 5.13%, 01/01/48	1,535	1,535,092
Hemphill County Hospital District, GOL
4.63%, 02/01/39	1,500	1,487,661
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock High Yield Municipal Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Texas (continued)
Hemphill County Hospital District, GOL (continued)
4.75%, 02/01/45	$2,500	$ 2,465,981
Houston Higher Education Finance Corp., RB, 4.00%, 10/01/51	1,400	1,184,903
New Hope Cultural Education Facilities Finance Corp., RB
Series A, 5.00%, 01/01/55	700	579,161
Series A, 5.00%, 07/01/57	3,000	2,278,830
New Hope Cultural Education Facilities Finance Corp., Refunding RB, Series A, 6.75%, 10/01/52	5,000	4,967,902
New Hope Higher Education Finance Corp., RB, Series A, 5.75%, 06/15/51(b)	5,580	5,239,997
Newark Higher Education Finance Corp., RB(b)
Series A, 5.50%, 08/15/35	375	379,049
Series A, 5.75%, 08/15/45	735	746,134
Port of Beaumont Navigation District, ARB(b)
Series A, AMT, 5.00%, 01/01/39	21,345	22,322,237
Series A, AMT, 5.13%, 01/01/44	4,535	4,682,231
Port of Beaumont Navigation District, RB, AMT, 2.88%, 01/01/41(b)	2,050	1,689,311
Port of Beaumont Navigation District, Refunding RB(b)
Series A, AMT, 3.63%, 01/01/35	3,580	3,390,236
Series A, AMT, 4.00%, 01/01/50	1,155	1,040,683
San Antonio Education Facilities Corp., RB
Series A, 5.00%, 10/01/41	645	592,023
Series A, 5.00%, 10/01/51	885	756,179
Texas Municipal Gas Acquisition & Supply Corp. III, Refunding RB, 5.00%, 12/15/32	1,500	1,633,474
Texas Transportation Commission State Highway 249 System, RB, CAB(d)
0.00%, 08/01/46	2,580	908,523
0.00%, 08/01/47	3,850	1,284,359
0.00%, 08/01/48	4,070	1,288,284
0.00%, 08/01/49	3,825	1,148,145
0.00%, 08/01/50	5,485	1,552,452
0.00%, 08/01/51	3,230	864,129
0.00%, 08/01/52	3,230	815,718
0.00%, 08/01/53	290	69,303
		126,500,275
Utah — 1.0%
Black Desert Public Infrastructure District, SAB, 5.63%, 12/01/53(b)	1,475	1,529,725
County of Utah, RB, Series A, 3.00%, 05/15/50	940	736,510
Utah Charter School Finance Authority, RB, Series A, 5.00%, 06/15/52(b)	1,320	1,184,493
Utah Housing Corp., RB, S/F Housing
Series A, (GNMA), 4.50%, 01/21/49	1,105	1,084,705
Series B, (GNMA), 4.50%, 02/21/49	1,793	1,757,753
Series C, (GNMA), 4.50%, 03/21/49	958	919,584
Series D, (GNMA), 4.50%, 04/21/49	2,011	1,970,671
Series E, (GNMA), 4.50%, 05/21/49	1,302	1,275,992
Series F-G2, (GNMA), 4.50%, 06/21/49	2,263	2,246,555
Series G-G2, (GNMA), 4.50%, 07/21/49	1,343	1,316,358
Series H, (GNMA), 4.50%, 08/21/49	1,162	1,138,927
Series I, (GNMA), 4.50%, 11/21/48	641	628,507
Security	Par (000)	Value
Utah (continued)
Utah Housing Corp., RB, S/F Housing (continued)
Series J, (GNMA), 4.50%, 12/21/48	$890	$ 872,943
Wood Ranch Public Infrastructure District, SAB, 5.63%, 12/01/53(b)	485	506,055
		17,168,778
Vermont(b) — 0.7%
East Central Vermont Telecommunications District, RB
Series A, 4.75%, 12/01/40	2,850	2,644,671
Series A, 4.50%, 12/01/44	3,695	3,186,762
Series A, 6.88%, 12/01/46	3,630	3,963,030
Series A, 4.50%, 12/01/50	3,000	2,442,078
		12,236,541
Virginia — 1.4%
Ballston Quarter Community Development Authority, TA, Series A-1, 5.50%, 03/01/46	1,154	1,122,934
Ballston Quarter Community Development Authority, TA, CAB, Series A-2, 7.13%, 03/01/59(e)	2,770	2,027,622
Hanover County Economic Development Authority, Refunding RB, 4.00%, 07/01/40(b)	1,790	1,617,469
James City County Economic Development Authority, RB
Series A, 6.88%, 12/01/58	1,475	1,634,602
Series C3, 5.25%, 12/01/27	990	991,919
Lower Magnolia Green Community Development Authority, SAB(b)
5.00%, 03/01/35	460	463,717
5.00%, 03/01/45	475	471,797
Norfolk Economic Development Authority, Refunding RB, Series B, 4.00%, 11/01/48	10,745	10,560,853
Norfolk Redevelopment & Housing Authority, RB
Series A, 5.00%, 01/01/49	1,250	1,185,912
Series B, 4.00%, 01/01/25	65	64,940
Virginia Beach Development Authority, RB
Series A, 7.00%, 09/01/53	1,800	2,080,112
Series B3, 5.38%, 09/01/29	1,085	1,116,280
		23,338,157
Washington — 0.9%
Washington Economic Development Finance Authority, RB, Series A, AMT, Sustainability Bonds, 5.63%, 12/01/40(b)	3,470	3,584,194
Washington State Housing Finance Commission, RB
3.95%, 07/01/29(b)	2,830	2,713,826
5.75%, 01/01/53(b)	720	715,972
5.88%, 01/01/59(b)	585	585,461
6.00%, 07/01/59	300	307,958
Series A, 5.00%, 07/01/50(b)	1,240	1,232,241
Washington State Housing Finance Commission, Refunding RB
5.00%, 01/01/26(b)	900	900,714
5.75%, 01/01/35(b)	355	354,950
5.00%, 01/01/43(b)	2,000	1,895,430
6.00%, 01/01/45(b)	940	941,186
Series A, 5.00%, 07/01/43	920	979,425
Series A, 5.00%, 07/01/48	620	649,406
		14,860,763

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock High Yield Municipal Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Wisconsin — 6.7%
Public Finance Authority, ARB
AMT, 4.00%, 07/01/41	$530	$ 471,039
AMT, 4.25%, 07/01/54	3,690	3,160,525
Public Finance Authority, RB
6.25%, 10/01/31(b)(g)(h)	910	77,350
5.50%, 12/15/32(b)	6,785	6,929,317
5.75%, 12/15/33(b)	12,185	12,192,276
5.00%, 06/15/41(b)	925	932,578
12/15/44(b)(c)	410	418,602
7.00%, 10/01/47(b)(g)(h)	910	77,350
5.63%, 06/15/49(b)	5,925	5,455,942
5.00%, 06/15/53	645	652,817
12/15/54(b)(c)	1,190	1,209,111
5.00%, 06/15/55(b)	2,405	2,388,459
5.00%, 01/01/56(b)	3,790	3,466,014
Series A, 12.00%, 05/16/29(b)	1,895	1,937,894
Series A, 4.25%, 06/15/31(b)	170	167,817
Series A, 5.00%, 06/01/40(b)	750	708,500
Series A, 5.00%, 06/15/41(b)	510	513,520
Series A, 7.75%, 07/01/43(b)	9,100	9,607,755
Series A, 6.85%, 11/01/46(b)(g)(h)	1,325	640,969
Series A, 7.00%, 11/01/46(b)(g)(h)	805	389,419
Series A, 5.38%, 07/15/47(b)	1,595	1,616,691
Series A, 5.00%, 06/01/49(b)	1,340	1,193,452
Series A, 5.63%, 06/15/49(b)	7,850	7,690,337
Series A, 5.00%, 06/15/51(b)	1,060	1,053,954
Series A, 5.25%, 12/01/51(b)	5,280	3,778,427
Series A, 5.00%, 06/15/55(b)	11,540	9,933,779
Series A, 4.75%, 06/15/56(b)	2,395	1,774,651
Series A, 7.50%, 07/01/59(b)	7,880	8,777,224
Series A-1, 4.50%, 01/01/35(b)	845	853,290
Series A-4, 5.50%, 11/15/32(b)	6,435	6,584,924
Series B, 0.00%, 01/01/35(b)(d)	1,050	575,166
Series B, 0.00%, 01/01/60(b)(d)	31,635	2,629,281
AMT, Sustainability Bonds, 4.00%, 09/30/51	4,000	3,511,388
AMT, Sustainability Bonds, 4.00%, 03/31/56	3,370	2,926,482
Public Finance Authority, Refunding RB(b)
5.00%, 05/15/32	980	991,215
5.00%, 03/01/52	1,300	1,210,126
Wisconsin Health & Educational Facilities Authority, RB, Series A, 5.75%, 08/15/54	1,375	1,475,878
Wisconsin Health & Educational Facilities Authority, Refunding RB, 4.00%, 01/01/47	2,540	2,288,557
Wisconsin Housing & Economic Development Authority, RB, M/F Housing, Series A, 4.70%, 07/01/47	740	745,338
		111,007,414
Total Municipal Bonds — 94.6% (Cost: $1,580,583,807)		1,573,025,969
Municipal Bonds Transferred to Tender Option Bond Trusts(k)
New York — 0.7%
Triborough Bridge & Tunnel Authority, Refunding RB, Sub-Series B-1, Senior Lien, 5.00%, 05/15/56	12,000	12,442,569
Security	Par (000)	Value
Pennsylvania — 0.8%
Pennsylvania Housing Finance Agency, RB, S/F Housing, Series 143A, Sustainability Bonds, 5.45%, 04/01/51	$12,495	$ 13,586,977
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 1.5% (Cost: $24,695,497)		26,029,546
Total Long-Term Investments — 96.1% (Cost: $1,605,279,304)		1,599,055,515

	Shares
Short-Term Securities
	Money Market Funds — 4.0%
BlackRock Liquidity Funds, MuniCash, Institutional Shares, 3.05%(l)(m)	65,963,842	65,970,438
	Total Short-Term Securities — 4.0% (Cost: $65,963,366)	65,970,438
	Total Investments — 100.1% (Cost: $1,671,242,670)	1,665,025,953
	Other Assets Less Liabilities — 0.9%	14,428,174
	Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (1.0)%	(16,466,612)
	Net Assets — 100.0%	$ 1,662,987,515

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	When-issued security.
(d)	Zero-coupon bond.
(e)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step- down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(f)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(g)	Issuer filed for bankruptcy and/or is in default.
(h)	Non-income producing security.
(i)	Security is collateralized by municipal bonds or U.S. Treasury obligations.
(j)	Rounds to less than 1,000.
(k)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(l)	Affiliate of the Fund.
(m)	Annualized 7-day yield as of period end.
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock High Yield Municipal Fund

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended September 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 06/30/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/24	Shares Held at 09/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Shares	$ 95,556,313	$ —	$ (29,585,875)(a)	$ —	$ —	$ 65,970,438	65,963,842	$ 669,113	$ —

(a)	Represents net amount purchased (sold).
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical, unrestricted assets or liabilities;
• Level 2 – Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$ —	$ 1,573,025,969	$ —	$ 1,573,025,969
Municipal Bonds Transferred to Tender Option Bond Trusts	—	26,029,546	—	26,029,546
Short-Term Securities
Money Market Funds	65,970,438	—	—	65,970,438
Unfunded Commitments(a)	—	—	7,184,477	7,184,477
	$ 65,970,438	$ 1,599,055,515	$ 7,184,477	$ 1,672,210,430

(a)	Unfunded commitments are valued at the unrealized appreciation (depreciation) on the commitment.
The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, TOB Trust Certificates of $16,330,000 are categorized as Level 2 within the fair value hierarchy.

Portfolio Abbreviation
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax
ARB	Airport Revenue Bonds
Portfolio Abbreviation (continued)
BAM-TCRS	Build America Mutual Assurance Co. - Transferable Custodial Receipts
CAB	Capital Appreciation Bonds
GNMA	Government National Mortgage Association
GO	General Obligation Bonds

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock High Yield Municipal Fund

Portfolio Abbreviation (continued)
GOL	General Obligation Ltd.
M/F	Multi-Family
RB	Revenue Bond
S/F	Single-Family
SAB	Special Assessment Bonds
SAW	State Aid Withholding
ST	Special Tax
TA	Tax Allocation
Schedule of Investments